COMMON STOCK - Nonvested Restricted Shares Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Restricted Awards
Nonvested, beginning balance (in shares)	2,138,255	1,627,032	1,363,794
Granted (in shares)	830,346	815,874	560,516
Vested (in shares)	(233,763)	(286,661)	(274,271)
Forfeited (in shares)	(14,001)	(17,990)	(23,007)
Nonvested, ending balance (in shares)	2,720,837	2,138,255	1,627,032	1,363,794
Weighted Average Grant Date Fair Value
Nonvested, beginning balance (in dollars per share)	$ 58.70	$ 45.23	$ 35.14
Granted (in dollars per share)	86.11	79.97	60.24
Vested (in dollars per share)	40.50	34.00	26.50
Forfeited (in dollars per share)	63.54	54.07	39.68
Nonvested, ending balance (in dollars per share)	$ 68.61	$ 58.70	$ 45.23	$ 35.14
Unrecognized Compensation Expense
Nonvested restricted awards, unrecognized compensation expense	$ 76.9	$ 51.4	$ 6.6	$ 6.3
Nonvested restricted awards, weighted-average period to recognize expense	3 years 8 months 4 days	3 years 8 months 26 days	5 months 4 days	7 months 13 days